Operating expenses (Tables)	12 Months Ended
Sep. 30, 2024
Operating expenses
Schedule of operating expenses

	Consolidated			Parent Entity
$m	2024	2023	2022	2024	2023
Staff
Employee remuneration, entitlements and on-costs	5,160	5,254	5,111	4,540	4,674
Superannuation	551	521	533	491	459
Share-based payments	97	90	88	94	88
Restructuring costs	91	233	134	75	226
Total staff	5,899	6,098	5,866	5,200	5,447
Occupancy
Operating lease rentals	116	153	170	99	128
Depreciation and impairment of property and equipment[a]	455	474	626	387	420
Other	129	159	118	120	139
Total occupancy	700	786	914	606	687
Technology
Amortisation and impairment of software assets[a]	908	629	655	802	573
Depreciation and impairment of IT equipment	125	132	177	99	108
Technology services[b]	871	735	721	770	645
Software maintenance and licences	770	603	506	653	504
Telecommunications	90	112	144	69	91
Total technology[b]	2,764	2,211	2,203	2,393	1,921
Other
Professional and processing services[b]	798	905	1,056	696	762
Postage and stationery	130	139	144	109	114
Advertising	176	169	158	150	137
Non-lending losses	111	65	104	88	52
Amortisation and impairment of other intangible assets and deferred expenditure[a]	34	2	123	2	2
Impairment of investments in subsidiaries	-	-	-	117	(14)
Other expenses[b]	332	317	234	367	365
Total other[b]	1,581	1,597	1,819	1,529	1,418
Total operating expenses[c]	10,944	10,692	10,802	9,728	9,473

a.	Impairment expenses included:
●	$32 million (2023: nil, 2022: $122 million) for goodwill and other intangibles assets for the Group, and nil (2023: nil) for the Parent Entity;
●	$19 million (2023: $8 million, 2022: $110 million) for computer software for the Group, and $19 million (2023: $8 million) for the Parent Entity; and
●	$8 million (2023: $31 million, 2022: $117 million) for property and equipment for the Group, and $8 million (2023: $31 million) for the Parent Entity.
b.

In 2024, the Group removed an immaterial expense line and reallocated the associated costs to other relevant expense categories. Comparatives have been revised to align with current period presentation.

c.

Included items relating to compliance, regulation and remediation costs of $1 million addition (2023: $7 million addition, 2022: $63 million addition) for the Group and $1 million addition (2023: $3 million reduction) for the Parent Entity. Refer to Note 25 for further details.